Note 13 - Warrants and Options (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)		200,648	314,218
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 200,648	$ 200,648
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		0	0
Non-Incentive Plan Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	46,643	46,643	323,498
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 21.46	$ 21.46	$ 21.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	73 days	164 days	335 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	$ 0	$ 0
Warrants to Purchase Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	404,676	404,676	728,583
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.12	$ 11.12	$ 6.18
Warrants and Rights Outstanding, Remaining Contractual Term (Year)	1 year 273 days	2 years	3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 6.29	$ 6.29
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 134	$ 134